SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Banks Accounting for Ten Percent or More of Total Deposits) (Details) - Credit Concentration Risk [Member] - Deposits [Member]		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Bank A [Member]
Concentration Risk [Line Items]
Percentage of deposits		52.70%	31.70%
Bank B [Member]
Concentration Risk [Line Items]
Percentage of deposits		39.40%	32.30%
Bank C [Member]
Concentration Risk [Line Items]
Percentage of deposits	[1]		29.50%

[1]	The amount was less than 10%.